Leases	9 Months Ended
Sep. 30, 2022
Leases [Abstract]
Leases
10.	Leases
The Company leases corporate office facilities, short-term parking spaces and miscellaneous office equipment under operating lease agreements. The Company’s lease agreements have terms not exceeding eight years.
The components of lease expense for the period ended September 30, 2022 are as follows (in thousands):

Nine months ended September 30, 2022
Operating lease costs	$2,476
Short term lease costs	1,763
Variable lease costs	614
Sublease income	(1,058)

Total Lease Costs	$3,795

Other

information related to leases for the nine months ended September 30, 2022 are as follows (in thousands):

Nine months ended September 30, 2022
Operating cash flows used for lease liabilities	$2,974
Right of use assets acquired under operating lease on the adoption of ASC 842	$14,341
Weighted-average remaining lease term (in years):	6.8
Weighted-average discount rate	11.6%
The Company calculated the weighted-average discount rates using incremental borrowing rates, which equal the rates of interest that it would pay to borrow funds on a fully collateralized basis over a similar term.
Future minimum payments under operating leases as of September 30, 2022, are as follows (in thousands):

Year ending December 31 ,

From October 1, 2022 to December 31, 2022	$987
2023	4,041
2024	4,138
2025	4,235
2026	4,334
Thereafter	11,060

Total undiscounted future cash flows	28,795
Less: Imputed interest	(8,866)

Total	$19,929

Supplemental Information for Comparative Periods
Prior to the adoption of ASC 842, future minimum lease payments for noncancellable operating leases as of December 31, 2021 were as follows (in thousands):

Year ending December 31 ,
2022	$3,990
2023	4,100
2024	4,198
2025	4,295
Thereafter	15,997

Total	$32,580